RISK MANAGEMENT (Details 23) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Risk Management [Line Items]
Financial assets	$ 17,361,475	$ 16,377,253
2019
Disclosure Of Risk Management [Line Items]
Financial assets	6,476,981	5,625,195
Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	3,470,898	4,287,670
Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	1,988,638	2,676,615
Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	3,785,010	2,269,943
Cash and balances with central bank [Member] | 2019
Disclosure Of Risk Management [Line Items]
Financial assets	15,833,017	15,542,195
Cash and balances with central bank [Member] | Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial assets		0
Cash and balances with central bank [Member] | Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial assets		0
Cash and balances with central bank [Member] | Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial assets		0
Interbank borrowings - Repurchase agreements [Member] | 2019
Disclosure Of Risk Management [Line Items]
Financial assets	2,965,646	2,805,467
Interbank borrowings - Repurchase agreements [Member] | Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial assets		0
Interbank borrowings - Repurchase agreements [Member] | Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial assets		0
Interbank borrowings - Repurchase agreements [Member] | Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial assets		0
Financial assets investments [Member] | 2019
Disclosure Of Risk Management [Line Items]
Financial assets	7,512,098	6,706,487
Financial assets investments [Member] | Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	4,557,121	5,258,546
Financial assets investments [Member] | Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	2,585,777	3,107,856
Financial assets investments [Member] | Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	3,608,511	1,931,710
Loans and advances to customers [Member] | 2019
Disclosure Of Risk Management [Line Items]
Financial assets	61,653,720	54,997,084
Loans and advances to customers [Member] | Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	52,485,542	50,519,957
Loans and advances to customers [Member] | Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	33,393,032	29,659,278
Loans and advances to customers [Member] | Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	59,347,861	50,569,611
Derivative financial instruments [Member] | 2019
Disclosure Of Risk Management [Line Items]
Financial assets	1,073,804	804,392
Derivative financial instruments [Member] | Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	174,475	176,490
Derivative financial instruments [Member] | Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	486,746	405,710
Derivative financial instruments [Member] | Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial assets	$ 247,268	$ 233,762